Convertible Note Payable (Details Narrative) - USD ($)	May 02, 2022	Aug. 31, 2022	Aug. 09, 2022	Feb. 28, 2022	Feb. 28, 2021
Debt Instrument [Line Items]
Convertible note payable	$ 730,000	$ 730,000
Accruing interest, percentage	20.00%
Maturity date	Apr. 30, 2023
Conversion rate	$ 0.0001				$ 2.00
Common Stock per share	$ 4.00	$ 0.0001		$ 0.0001	$ 0.0001
Convertible Promissory Note [Member]
Debt Instrument [Line Items]
Conversion rate			$ 0.0001
Common Stock per share			$ 2.00
Principal amount			$ 4,800,000